CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 3,259	$ 2,756
Trade receivables	124	129
Other accounts receivables	113	183
Investments	62	56
Inventories	679	641
Stockpiles and ore on leach pads	676	763
Other current assets	153	142
Current assets	5,066	4,670
Property, plant and mine development, net	12,338	12,518
Investments	280	207
Stockpiles and ore on leach pads	1,848	1,864
Deferred income tax assets	549	1,345
Other non-current assets	565	467
Total assets	20,646	21,071	$ 25,224
Liabilities
Debt	4	566
Accounts payable	375	320
Employee-related benefits	309	298
Income and mining taxes	248	153
Other current liabilities	462	407
Current liabilities	1,398	1,744
Debt	4,061	4,049
Reclamation and remediation liabilities	2,345	2,164
Deferred income tax liabilities	595	592
Employee-related benefits	386	411
Other non-current liabilities	342	326
Total liabilities	9,127	9,286
Equity
Newmont stockholders' equity	10,535	10,663
Noncontrolling interests	984	1,122
Total equity	11,519	11,785	$ 14,218	$ 13,039
Total liabilities and equity	20,646	21,071
Eliminations
Assets
Intercompany receivable	(10,138)	(24,667)
Current assets	(10,138)	(24,667)
Property, plant and mine development, net	(27)	(34)
Investments in subsidiaries	(11,701)	(13,701)
Deferred income tax assets		(490)
Non-current intercompany receivable	(2,108)	(3,780)
Total assets	(23,974)	(42,672)
Liabilities
Intercompany payable	(10,138)	(24,667)
Current liabilities	(10,138)	(24,667)
Deferred income tax liabilities		(490)
Non-current intercompany payable	(2,135)	(3,814)
Total liabilities	(12,273)	(28,971)
Equity
Newmont stockholders' equity	(11,701)	(13,701)
Total equity	(11,701)	(13,701)
Total liabilities and equity	(23,974)	(42,672)
Newmont Mining Corporation | Reportable Legal Entities
Assets
Intercompany receivable	2,053	7,255
Current assets	2,053	7,255
Property, plant and mine development, net	17	20
Investments	106
Investments in subsidiaries	12,012	13,164
Deferred income tax assets	84	477
Non-current intercompany receivable	1,700	2,219
Total assets	15,972	23,135
Liabilities
Debt		560
Intercompany payable	1,338	7,720
Other current liabilities	52	62
Current liabilities	1,390	8,342
Debt	4,040	4,038
Deferred income tax liabilities		9
Non-current intercompany payable	7	83
Total liabilities	5,437	12,472
Equity
Newmont stockholders' equity	10,535	10,663
Total equity	10,535	10,663
Total liabilities and equity	15,972	23,135
Newmont USA | Reportable Legal Entities
Assets
Cash and cash equivalents		1
Trade receivables	18
Other accounts receivables		2
Intercompany receivable	4,601	6,065
Inventories	181	174
Stockpiles and ore on leach pads	196	224
Other current assets	38	83
Current assets	5,034	6,549
Property, plant and mine development, net	3,082	3,156
Investments	4	8
Investments in subsidiaries	(311)	537
Stockpiles and ore on leach pads	648	599
Deferred income tax assets	5	51
Non-current intercompany receivable	401	606
Other non-current assets	255	224
Total assets	9,118	11,730
Liabilities
Debt	1	3
Accounts payable	83	62
Intercompany payable	2,145	4,795
Employee-related benefits	143	142
Income and mining taxes	18	13
Other current liabilities	163	109
Current liabilities	2,553	5,124
Debt	4	4
Reclamation and remediation liabilities	309	265
Deferred income tax liabilities	121	93
Employee-related benefits	222	269
Other non-current liabilities	18	21
Total liabilities	3,227	5,776
Equity
Newmont stockholders' equity	5,891	5,954
Total equity	5,891	5,954
Total liabilities and equity	9,118	11,730
Other Subsidiaries | Reportable Legal Entities
Assets
Cash and cash equivalents	3,259	2,755
Trade receivables	106	129
Other accounts receivables	113	181
Intercompany receivable	3,484	11,347
Investments	62	56
Inventories	498	467
Stockpiles and ore on leach pads	480	539
Other current assets	115	59
Current assets	8,117	15,533
Property, plant and mine development, net	9,266	9,376
Investments	170	199
Stockpiles and ore on leach pads	1,200	1,265
Deferred income tax assets	460	1,307
Non-current intercompany receivable	7	955
Other non-current assets	310	243
Total assets	19,530	28,878
Liabilities
Debt	3	3
Accounts payable	292	258
Intercompany payable	6,655	12,152
Employee-related benefits	166	156
Income and mining taxes	230	140
Other current liabilities	247	236
Current liabilities	7,593	12,945
Debt	17	7
Reclamation and remediation liabilities	2,036	1,899
Deferred income tax liabilities	474	980
Employee-related benefits	164	142
Non-current intercompany payable	2,128	3,731
Other non-current liabilities	324	305
Total liabilities	12,736	20,009
Equity
Newmont stockholders' equity	5,810	7,747
Noncontrolling interests	984	1,122
Total equity	6,794	8,869
Total liabilities and equity	19,530	28,878
As Previously Reported
Assets
Cash and cash equivalents	3,259	2,756
Trade receivables	124	160
Other accounts receivables	113	183
Investments	62	56
Inventories	679	617
Stockpiles and ore on leach pads	676	763
Other current assets	153	142
Current assets	5,066	4,677
Property, plant and mine development, net	12,267	12,485
Investments	280	207
Stockpiles and ore on leach pads	1,848	1,864
Deferred income tax assets	537	1,331
Other non-current assets	565	467
Total assets	20,563	21,031
Liabilities
Debt	4	566
Accounts payable	375	320
Employee-related benefits	309	304
Income and mining taxes	248	153
Other current liabilities	459	407
Current liabilities	1,395	1,750
Debt	4,061	4,049
Reclamation and remediation liabilities	2,154	2,029
Deferred income tax liabilities	595	592
Employee-related benefits	386	411
Other non-current liabilities	342	326
Total liabilities	8,933	9,157
Equity
Newmont stockholders' equity	10,609	10,721
Noncontrolling interests	1,021	1,153
Total equity	11,630	11,874
Total liabilities and equity	20,563	21,031
As Previously Reported | Eliminations
Assets
Intercompany receivable	(10,138)	(24,667)
Current assets	(10,138)	(24,667)
Property, plant and mine development, net	(27)	(34)
Investments in subsidiaries	(11,775)	(13,759)
Deferred income tax assets		(490)
Non-current intercompany receivable	(2,108)	(3,780)
Total assets	(24,048)	(42,730)
Liabilities
Intercompany payable	(10,138)	(24,667)
Current liabilities	(10,138)	(24,667)
Deferred income tax liabilities		(490)
Non-current intercompany payable	(2,135)	(3,814)
Total liabilities	(12,273)	(28,971)
Equity
Newmont stockholders' equity	(11,775)	(13,759)
Total equity	(11,775)	(13,759)
Total liabilities and equity	(24,048)	(42,730)
As Previously Reported | Newmont Mining Corporation | Reportable Legal Entities
Assets
Intercompany receivable	2,053	7,255
Current assets	2,053	7,255
Property, plant and mine development, net	17	20
Investments	106
Investments in subsidiaries	12,086	13,222
Deferred income tax assets	84	477
Non-current intercompany receivable	1,700	2,219
Total assets	16,046	23,193
Liabilities
Debt		560
Intercompany payable	1,338	7,720
Other current liabilities	52	62
Current liabilities	1,390	8,342
Debt	4,040	4,038
Deferred income tax liabilities		9
Non-current intercompany payable	7	83
Total liabilities	5,437	12,472
Equity
Newmont stockholders' equity	10,609	10,721
Total equity	10,609	10,721
Total liabilities and equity	16,046	23,193
As Previously Reported | Newmont USA | Reportable Legal Entities
Assets
Cash and cash equivalents		1
Trade receivables	18	21
Other accounts receivables		2
Intercompany receivable	4,601	6,065
Inventories	181	155
Stockpiles and ore on leach pads	196	224
Other current assets	38	83
Current assets	5,034	6,551
Property, plant and mine development, net	3,067	3,144
Investments	4	8
Investments in subsidiaries	(311)	537
Stockpiles and ore on leach pads	648	599
Deferred income tax assets	(1)	48
Non-current intercompany receivable	401	606
Other non-current assets	255	224
Total assets	9,097	11,717
Liabilities
Debt	1	3
Accounts payable	83	62
Intercompany payable	2,145	4,795
Employee-related benefits	143	148
Income and mining taxes	18	13
Other current liabilities	163	109
Current liabilities	2,553	5,130
Debt	4	4
Reclamation and remediation liabilities	287	247
Deferred income tax liabilities	121	93
Employee-related benefits	222	269
Other non-current liabilities	18	21
Total liabilities	3,205	5,764
Equity
Newmont stockholders' equity	5,892	5,953
Total equity	5,892	5,953
Total liabilities and equity	9,097	11,717
As Previously Reported | Other Subsidiaries | Reportable Legal Entities
Assets
Cash and cash equivalents	3,259	2,755
Trade receivables	106	139
Other accounts receivables	113	181
Intercompany receivable	3,484	11,347
Investments	62	56
Inventories	498	462
Stockpiles and ore on leach pads	480	539
Other current assets	115	59
Current assets	8,117	15,538
Property, plant and mine development, net	9,210	9,355
Investments	170	199
Stockpiles and ore on leach pads	1,200	1,265
Deferred income tax assets	454	1,296
Non-current intercompany receivable	7	955
Other non-current assets	310	243
Total assets	19,468	28,851
Liabilities
Debt	3	3
Accounts payable	292	258
Intercompany payable	6,655	12,152
Employee-related benefits	166	156
Income and mining taxes	230	140
Other current liabilities	244	236
Current liabilities	7,590	12,945
Debt	17	7
Reclamation and remediation liabilities	1,867	1,782
Deferred income tax liabilities	474	980
Employee-related benefits	164	142
Non-current intercompany payable	2,128	3,731
Other non-current liabilities	324	305
Total liabilities	12,564	19,892
Equity
Newmont stockholders' equity	5,883	7,806
Noncontrolling interests	1,021	1,153
Total equity	6,904	8,959
Total liabilities and equity	19,468	28,851
Reclassified | Adjustments
Assets
Trade receivables		(31)
Inventories		24
Current assets		(7)
Property, plant and mine development, net	71	33
Deferred income tax assets	12	14
Total assets	83	40
Liabilities
Employee-related benefits		(6)
Other current liabilities	3
Current liabilities	3	(6)
Reclamation and remediation liabilities	191	135
Total liabilities	194	129
Equity
Newmont stockholders' equity	(74)	(58)
Noncontrolling interests	(37)	(31)
Total equity	(111)	(89)
Total liabilities and equity	83	40
Reclassified | Adjustments | Eliminations
Assets
Investments in subsidiaries	74	58
Total assets	74	58
Equity
Newmont stockholders' equity	74	58
Total equity	74	58
Total liabilities and equity	74	58
Reclassified | Adjustments | Newmont Mining Corporation | Reportable Legal Entities
Assets
Investments in subsidiaries	(74)	(58)
Total assets	(74)	(58)
Equity
Newmont stockholders' equity	(74)	(58)
Total equity	(74)	(58)
Total liabilities and equity	(74)	(58)
Reclassified | Adjustments | Newmont USA | Reportable Legal Entities
Assets
Trade receivables		(21)
Inventories		19
Current assets		(2)
Property, plant and mine development, net	15	12
Deferred income tax assets	6	3
Total assets	21	13
Liabilities
Employee-related benefits		(6)
Current liabilities		(6)
Reclamation and remediation liabilities	22	18
Total liabilities	22	12
Equity
Newmont stockholders' equity	(1)	1
Total equity	(1)	1
Total liabilities and equity	21	13
Reclassified | Adjustments | Other Subsidiaries | Reportable Legal Entities
Assets
Trade receivables		(10)
Inventories		5
Current assets		(5)
Property, plant and mine development, net	56	21
Deferred income tax assets	6	11
Total assets	62	27
Liabilities
Other current liabilities	3
Current liabilities	3
Reclamation and remediation liabilities	169	117
Total liabilities	172	117
Equity
Newmont stockholders' equity	(73)	(59)
Noncontrolling interests	(37)	(31)
Total equity	(110)	(90)
Total liabilities and equity	$ 62	$ 27